BALANCE SHEET (Parenthetical) - $ / shares	Jul. 23, 2021	Jun. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Dec. 31, 2020	Sep. 30, 2020	Aug. 03, 2020	Jul. 30, 2020	Dec. 31, 2019
Temporary Equity, Shares Outstanding		437,182,072			362,011,991				190,084,166
Common Stock, Par or Stated Value Per Share		$ 0.0001			$ 0.0001				$ 0.0001
Common Stock, Shares Authorized		498,017,734		498,017,734	450,000,098				335,130,459
Common Stock, Shares, Issued		13,917,981			10,889,451				8,051,722
Common Stock, Shares, Outstanding		13,917,981			10,889,451				8,051,722
Churchill Capital Corp IV
Temporary Equity, Shares Outstanding					185,343,777	186,248,002	191,473,711
Preferred Stock, Par or Stated Value Per Share		$ 0.0001			$ 0.0001
Preferred Stock, Shares Authorized		1,000,000			1,000,000
Preferred Stock, Shares Issued		0	0		0
Preferred Stock, Shares Outstanding		0	0		0
Class A Common Stock
Common Stock, Par or Stated Value Per Share	$ 0.0001
Class A Common Stock | Churchill Capital Corp IV
Temporary Equity, Shares Outstanding		207,000,000			185,343,777
Common Stock, Par or Stated Value Per Share		$ 0.0001			$ 0.0001			$ 0.0001
Common Stock, Shares Authorized					400,000,000			400,000,000
Common Stock, Shares, Issued		0			21,656,223
Common Stock, Shares, Outstanding		0			21,656,223
Class B Common Stock | Churchill Capital Corp IV
Common Stock, Par or Stated Value Per Share		$ 0.0001			$ 0.0001			$ 0.0001
Common Stock, Shares Authorized		100,000,000			100,000,000			100,000,000
Common Stock, Shares, Issued		51,750,000	51,750,000		51,750,000			51,750,000
Common Stock, Shares, Outstanding		51,750,000	51,750,000		51,750,000			51,750,000